(LOSS) / INCOME PER SHARE - Computation of Basic and Diluted Net (Loss)/Income Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net (loss) / income attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd.	$ 13,317	$ 999	$ (59,602)
Change in fair value of convertible promissory notes		$ 14,591	$ (22,791)
Denominator:
Weighted average number of shares used in calculating net (loss) / income per ordinary share -basic	220,419,544	137,588,401	134,495,549
Weighted average number of shares used in calculating net loss per ordinary share -diluted	225,904,549	223,517,833	134,495,549
Net (loss) / income per ordinary share - basic (in dollars per share)	$ 0.06	$ 0.01	$ (0.44)
Net loss per ordinary share-diluted	$ 0.06	$ (0.06)	$ (0.44)